UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to .
☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to .
☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016.

Date of Report (Date of earliest event reported): February 13, 2017

VFC 2013-1 LLC

(Exact name of securitizer as specified in its charter)

0001591211
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David Marple, General Counsel, (952) 374-6970

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Pursuant to Rule 15Ga-1(c)(3), VFC 2013-1 LLC hereby gives notice that it has no asset backed securities outstanding held by non-affiliates, and its duty to file periodically under Rule 15Ga-(c)(2) is terminated. December 20, 2016 was the date of the last payment on the last backed security that was outstanding held by a non-affiliate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VFC 2013-1 LLC (Securitizer)
	By:	VFC 2013 GP LLC, its managing member

	By:	/s/ Jeffrey A. Thuringer
Date: February 13, 2017	Name:	Jeffrey A. Thuringer
	Title:	Executive Vice President